Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
National Corporate tax	28.00%	30.00%	30.00%
Inhabitant tax		6.00%	6.00%
Enterprise tax		8.00%	8.00%
Statutory income tax rate	38.30%	40.90%	40.90%
Decrease in provision for income taxes		¥ (6,641)
Net changes in total valuation allowance	(5,307)	(2,656)	(16,052)
Net operating loss carryforwards	¥ 199,092
Amended
Income Taxes [Line Items]
Tax loss carry forward, period		9 years
Before Amendment
Income Taxes [Line Items]
Tax loss carry forward, period		7 years
Percentage of tax rate deductible from taxable income		80.00%
Fiscal Years April 1, 2012 Through March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		38.30%
Fiscal Years After April 1, 2015
Income Taxes [Line Items]
Statutory income tax rate		35.90%